Earnings Per Share Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Earnings Per Share [Abstract]
Anti-dilutive shares	10	13	2